LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 19, 2014

TO THE PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following information supplements and replaces any information to the contrary in the Prospectus that appears in the section titled “Retirement and Institutional Investors—eligible investors – Retirement Plans”:

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), other similar employer-sponsored retirement and benefit plans, and individual retirement accounts that are administered on the same IRA recordkeeping platform and that invest in the fund through a single omnibus account pursuant to a special contractual arrangement with the fund or the distributor. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth IRAs (absent an exception that is explicitly described in this Prospectus), Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

SCHEDULE A

Fund	Date of Prospectuses
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Growth Trust	March 1, 2014
ClearBridge Special Investment Trust	March 1, 2014
ClearBridge Value Trust	March 1, 2014
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2014
Legg Mason BW Alternative Credit Fund	November 27, 2013
Legg Mason BW Classic Large Cap Value Fund	December 31, 2013
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2014
Legg Mason BW Dynamic Large Cap Value	October 31, 2014
Legg Mason BW Global High Yield Fund	March 1, 2014
Legg Mason BW Global Opportunities Bond Fund	May 1, 2014
Legg Mason BW International Opportunities Bond Fund	May 1, 2014
Miller Income Opportunity Trust	February 28, 2014
QS Batterymarch Emerging Markets Fund	May 1, 2014
QS Batterymarch International Equity Fund	May 1, 2014
QS Batterymarch U.S. Small Capitalization Equity Fund	May 1, 2014
QS Legg Mason Strategic Real Return Fund	March 31, 2014

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2014

Fund	Date of Prospectuses
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2014
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2014
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014
ClearBridge Tactical Dividend Income Fund	March 1, 2014
Permal Alternative Core Fund	May 1, 2014
Permal Alternative Select Fund	February 7, 2014
QS Batterymarch Global Equity Fund	March 1, 2014
QS Batterymarch Managed Volatility Global Dividend Fund	February 1, 2014
QS Batterymarch Managed Volatility International Dividend Fund	February 1, 2014
QS Batterymarch U.S. Large Cap Equity Fund	March 31, 2014
QS Legg Mason Dynamic Multi-Strategy Fund	June 1, 2014
QS Legg Mason Lifestyle Allocation 30%	June 1, 2014
QS Legg Mason Lifestyle Allocation 50%	June 1, 2014
QS Legg Mason Lifestyle Allocation 70%	June 1, 2014
QS Legg Mason Lifestyle Allocation 85%	June 1, 2014

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2014
Western Asset Corporate Bond Fund	May 1, 2014
Western Asset Emerging Markets Debt Fund	June 30, 2014
Western Asset Global High Yield Bond Fund	May 1, 2014
Western Asset Global Strategic Income Fund	November 27, 2013
Western Asset Mortgage Backed Securities Fund	May 1, 2014
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Short Term Yield Fund	November 27, 2013
Western Asset Short-Term Bond Fund	May 1, 2014
Western Asset Ultra Short Obligations Fund	October 1, 2014

LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset California Tax Free Money Market Fund	December 27, 2013
Western Asset Connecticut Municipal Money Market Fund	December 27, 2013
Western Asset Government Reserves	December 27, 2013
Western Asset Liquid Reserves	December 27, 2013
Western Asset New York Tax Free Money Market Fund	December 27, 2013
Western Asset Tax Free Reserves	December 27, 2013

Fund	Date of Prospectuses
WESTERN ASSET FUNDS, INC.
Western Asset Asian Opportunities Fund	March 1, 2014
Western Asset Core Bond Fund	May 1, 2014
Western Asset Core Plus Bond Fund	May 1, 2014
Western Asset Enhanced Equity Fund	May 1, 2014
Western Asset Global Government Bond Fund	September 30, 2014
Western Asset High Yield Fund	July 30, 2014
Western Asset Inflation-Indexed Plus Bond Fund	May 1, 2014
Western Asset Intermediate Bond Fund	September 30, 2014
Western Asset Macro Opportunities Fund	March 1, 2014
Western Asset Total Return Unconstrained Fund	September 30, 2014

Please retain this supplement for future reference.

LMFX103353

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